UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of January 31, 2016 (Unaudited)

Deutsche Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 89.2%
Brazil 5.2%
Banco Bradesco SA (Preferred)	23,520	106,727
Banco Bradesco SA, (Right) Expiration Date 2/5/2016*	770	173
Banco do Brasil SA	93,153	322,559
BRF SA	46,227	557,410
Cia Brasileira de Distribuicao (Preferred)	20,400	194,983
Itau Unibanco Holding SA (Preferred)	124,116	774,212
Lojas Americanas SA (Preferred)	78,125	364,081
Petroleo Brasileiro SA (ADR)* (a)	65,139	226,032
(Cost $5,646,633)		2,546,177
China 17.2%
Alibaba Group Holding Ltd. (ADR)* (a)	7,085	474,907
Anhui Conch Cement Co., Ltd. "H"	149,368	294,708
Baidu, Inc. (ADR)*	3,500	571,445
China Construction Bank Corp. "H"	1,946,777	1,207,439
China Merchants Bank Co., Ltd. "H"	285,000	555,505
Industrial & Commercial Bank of China Ltd. "H"	2,146,315	1,128,607
JD.com, Inc. (ADR)*	30,569	795,711
PetroChina Co., Ltd. "H"	1,022,824	638,881
Ping An Insurance (Group) Co. of China Ltd. "H"	150,032	690,026
Tencent Holdings Ltd.	109,700	2,077,889
(Cost $8,943,300)		8,435,118
Hong Kong 9.2%
AIA Group Ltd.	93,200	522,449
China Mobile Ltd.	133,000	1,489,744
China Overseas Land & Investment Ltd.	285,475	836,009
China Overseas Property Holdings Ltd.*	121,666	14,386
China Unicom (Hong Kong) Ltd.	478,000	533,895
IMAX China Holding, Inc. 144A*	69,600	441,885
Techtronic Industries Co., Ltd.	180,913	691,728
(Cost $4,305,634)		4,530,096
India 9.4%
Coal India Ltd.	131,311	621,765
Dr. Reddy's Laboratories Ltd.	12,411	570,836
HDFC Bank Ltd. (ADR)	21,265	1,282,917
Hero MotoCorp Ltd.	11,891	450,621
ICICI Bank Ltd.	135,689	459,833
Infosys Ltd.	28,400	489,693
Tata Motors Ltd.*	39,036	196,657
Tech Mahindra Ltd.	70,029	520,573
(Cost $4,641,098)		4,592,895
Indonesia 1.4%
PT Hanjaya Mandala Sampoerna Tbk (Cost $472,347)	88,900	670,217
Korea 14.4%
Amorepacific Corp.*	1,658	565,373
Hana Financial Group, Inc.	22,700	407,588
Hyundai Motor Co.	3,718	416,311
Korea Electric Power Corp.*	14,233	628,337
KT Corp.	24,947	571,416
Naver Corp.	1,218	643,155
Samsung Electronics Co., Ltd.	2,312	2,232,682
Samsung Fire & Marine Insurance Co., Ltd.	2,992	746,450
Shinhan Financial Group Co., Ltd.	14,954	484,881
Shinsegae Co., Ltd.	2,000	354,890
(Cost $7,719,239)		7,051,083
Mexico 4.0%
America Movil SAB de CV "L"	700,919	495,419
Fibra Uno Administracion SA de CV (REIT)	172,538	345,689
Fomento Economico Mexicano SAB de CV (ADR)	6,923	656,439
Grupo Mexico SAB de CV "B"	220,582	427,841
Telesites SAB de CV*	35,045	21,254
(Cost $2,708,608)		1,946,642
Philippines 3.9%
Ayala Corp.	35,660	511,283
GT Capital Holdings, Inc.	18,440	502,032
SM Prime Holdings, Inc.	1,276,000	570,387
Universal Robina Corp.	77,350	315,060
(Cost $1,845,899)		1,898,762
Russia 3.5%
Gazprom PAO (ADR) (a)	196,406	705,097
Magnit PJSC	3,430	520,665
Sberbank of Russia PJSC*	383,847	489,669
(Cost $2,120,886)		1,715,431
Saudi Arabia 1.2%
Hikma Pharmaceuticals PLC (Cost $713,685)	19,765	576,889
South Africa 5.2%
Aspen Pharmacare Holdings Ltd.*	37,096	635,368
Naspers Ltd. "N"	5,200	660,858
Shoprite Holdings Ltd.	28,400	263,613
The Foschini Group Ltd.	61,000	477,838
Woolworths Holdings Ltd.	85,288	505,480
(Cost $2,750,070)		2,543,157
Taiwan 12.1%
Advanced Semiconductor Engineering, Inc.	465,000	504,479
Catcher Technology Co., Ltd.	62,000	464,523
Cathay Financial Holding Co., Ltd.	408,000	447,835
CTBC Financial Holding Co., Ltd.	126,169	59,510
Delta Electronics, Inc.	131,727	559,272
Fubon Financial Holding Co., Ltd.	337,000	373,998
Hon Hai Precision Industry Co., Ltd.	210,402	498,992
Largan Precision Co., Ltd.	10,950	796,441
MediaTek, Inc.	600	3,924
Taiwan Semiconductor Manufacturing Co., Ltd.	506,000	2,211,061
(Cost $5,687,018)		5,920,035
Turkey 1.6%
Eregli Demir ve Celik Fabrikalari TAS	454,977	478,088
Turk Hava Yollari*	126,000	313,084
(Cost $978,978)		791,172
United Arab Emirates 0.9%
Emaar Malls Group PJSC* (Cost $589,330)	687,850	428,882
Total Equity Securities (Cost $49,122,725)		43,646,556
Securities Lending Collateral 1.9%
Daily Assets Fund “Capital Shares”, 0.40% (b) (c) (Cost $927,917)	927,917	927,917
Cash Equivalents 0.3%
Central Cash Management Fund, 0.32% (b) (Cost $126,116)	126,116	126,116
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $50,176,758) †	91.4	44,700,589
Notes Payable	(10.6)	(5,200,000)
Other Assets and Liabilities, Net	19.2	9,408,212
Net Assets	100.0	48,908,801

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $50,252,307. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $5,551,718. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,014,905 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,566,623.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $899,689, which is 1.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust

At January 31, 2016 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Financials	13,269,046	30.4%
Information Technology	12,049,036	27.6%
Consumer Discretionary	5,356,060	12.3%
Consumer Staples	3,743,760	8.6%
Telecommunication Services	3,111,728	7.1%
Energy	2,191,775	5.0%
Health Care	1,783,093	4.1%
Materials	1,200,637	2.8%
Utilities	628,337	1.4%
Industrials	313,084	0.7%
Total	43,646,556	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$2,546,177	$—	$—	$2,546,177
China	1,842,063	6,593,055	—	8,435,118
Hong Kong	—	4,530,096	—	4,530,096
India	1,282,917	3,309,978	—	4,592,895
Indonesia	—	670,217	—	670,217
Korea	—	7,051,083	—	7,051,083
Mexico	1,946,642	—	—	1,946,642
Philippines	—	1,898,762	—	1,898,762
Russia	1,225,762	489,669	—	1,715,431
Saudi Arabia	—	576,889	—	576,889
South Africa	—	2,543,157	—	2,543,157
Taiwan	—	5,920,035	—	5,920,035
Turkey	—	791,172	—	791,172
United Arab Emirates	—	428,882	—	428,882
Short-Term Investments (d)	1,054,033	—	—	1,054,033
Total	$9,897,594	$34,802,995	$—	$44,700,589

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016